INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF LOSS BEFORE INCOME TAXES

The components of loss before income taxes are as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
The Cayman Islands*	(345,945)	(69,414)	(13,599)
Hong Kong S.A.R*	(34,946)	3,397	35,238
Japan*	(27,883)	(19,507)	(10,690)
The PRC, excluding Hong Kong S.A.R.	(567,467)	(327,414)	(158,092)
Total	(976,241)	(412,938)	(147,143)

*	Non-PRC entities not subject to income tax

SCHEDULE OF CURRENT AND DEFERRED PORTION OF INCOME TAX (BENEFIT)/EXPENSE

Income tax expense recognized in the consolidated statements of comprehensive loss consists of the following:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expense	8,464	(135)	74
Deferred income tax benefit	(8,806)	(429)	(390)
Total income tax benefit	(342)	(564)	(316)

SCHEDULE OF RECONCILIATION OF DIFFERENCES BETWEEN THE INCOME TAX BENEFIT

 Reconciliation of the differences between the income tax benefit computed based on the PRC statutory income tax rate and the Group’s income tax expense for the years ended December 31, 2022, 2023 and 2024 are as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Computed expected income tax benefit	(244,060)	(103,234)	(36,786)
Non-deductible expenses / taxable deemed income
Share-based compensation	26,865	5,560	3,576
Non-deductible entertainment	1,240	1,264	802
Taxable deemed interest income from inter-company interest-free loans	2,659	1,828	1,633
Employee commercial Insurance	291	208	271
Effect of withholding tax at 7% on the interest income of a PRC subsidiary	2,121	-	-
Selling Commission	1,003	1,057	1,016
Others	109	167	97
Non-PRC entities not subject to income tax	66,530	16,571	1,044
Effect of income tax rate differences in jurisdictions other than the PRC	2,964	(282)	(345)
Over provision in respect of prior years	203	36	(65)
NOL expired	38,871	34,921	18,292
Amortization of intangible assets formed by business combinations	(8,806)	(429)	(390)
Others	1,701	(2,759)	(1,725)
Changes in valuation allowance	107,967	44,528	12,264
Actual income tax expense	(342)	(564)	(316)

SCHEDULE OF DEFERRED INCOME TAX ASSETS

	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net operating loss carry forwards	349,681	388,065	398,464
Un-invoiced expenditures	9,867	9,867	9,867
Accounts receivable and contract assets allowance	22,172	26,561	25,711
Other equity investments impairment	12,777	10,278	10,278
Goodwill impairment	55,534	55,534	55,534
Share of losses of equity method investments	641	980	979
Others	2,050	3,199	5,915
Less: Valuation allowance	(443,306)	(487,834)	(500,098)
Total deferred income tax assets, net	9,416	6,650	6,650
Intangible assets	(1,285)	(857)	(466)
Equity method investment on the gain from the disposal of a subsidiary	(2,766)	-	-
Change in fair value of other equity investments	(6,650)	(6,650)	(6,650)
Total gross deferred income tax liabilities	(10,701)	(7,507)	(7,116)
Net deferred income tax assets	(1,285)	(857)	(466)

SCHEDULE OF TAX LOSS CARRY FORWARDS FOR PRC INCOME TAX PURPOSE
Year ending December 31,	RMB
2025	49,758
2026	238,123
2027	207,161
2028	182,163
2029	219,983
Then thereafter	1,048,144
Total	1,945,332

SCHEDULE OF CHANGES IN VALUATION ALLOWANCE

Changes in valuation allowance are as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	(335,339)	(443,306)	(487,834)
Additions	(107,967)	(44,528)	(12,264)
Balance at the end of the year	(443,306)	(487,834)	(500,098)